Summary of Significant Accounting Policies - Schedule of Revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Revenue [Line Items]
Business and sales related taxes	$ 3,824	$ 2,459	$ 4,964
Net Revenues	14,777,798	2,414,338	13,181,561
Revenue from sale of medical devices [Member]
Schedule of Revenue [Line Items]
Total revenues	415,020	2,416,797	13,186,525
Revenue from marketing promotion service [Member]
Schedule of Revenue [Line Items]
Total revenues	14,366,602
Revenue [Member]
Schedule of Revenue [Line Items]
Total revenues	$ 14,781,622	$ 2,416,797	$ 13,186,525